Expense Example, No Redemption - Class B	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Asset Strategy Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Balanced Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Core Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Emerging Markets Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Energy Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Energy Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Energy Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Energy Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Equity Income Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Equity Income Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Global Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy International Core Equity Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Large Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Mid Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Science and Technology Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Core Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Core Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Small Cap Growth Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Ivy Value Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Ivy Value Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Ivy Value Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Ivy Value Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Global Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Government Money Market Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Government Money Market Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy High Income Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy LaSalle Global Real Estate Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Limited-Term Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Managed International Opportunities Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Municipal High Income Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Municipal High Income Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Natural Resources Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Pzena International Value Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Pzena International Value Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Core Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Core Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Ivy Securian Real Estate Securities Fund Expense Example, No Redemption, 10 Years
USD ($)	207	640	1,098	2,130	194	600	1,032	2,014	211	685	1,185	2,248	248	792	1,363	2,620	225	939	1,676	3,268	195	643	1,117	2,204	255	813	1,398	2,661	211	743	1,301	2,534	186	601	1,041	2,013	210	669	1,155	2,241	204	635	1,091	2,128	242	752	1,288	2,503	221	750	1,306	2,514	234	752	1,297	2,472	171	682	1,220	2,388	157	486	839	1,597	173	561	974	1,904	212	688	1,190	2,457	193	597	1,026	1,959	215	796	1,403	2,706	183	566	975	1,882	165	541	941	1,831	602	1,787	2,947	4,990	405	1,268	2,144	3,870	185	593	1,027	1,988	252	796	1,366	2,663